Trade Receivables, Net - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 30, 2024 EUR (€)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Amount granted by banks for the factoring agreement | €	€ 10,000
Recognised assets representing continuing involvement in derecognised financial assets			$ 0	$ 391,030
Recognised liabilities representing continuing involvement in derecognised financial assets | $			0
Trade receivable [member]
Disclosure of financial assets [Line Items]
Trade receivable from financed		$ 924,709	29,477	989,664
Trade receivable from accumulated factored		$ 1,483,274	$ 47,283	$ 2,122,291
Bottom of range [member]
Disclosure of financial assets [Line Items]
Average credit terms		30 days	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Average credit terms		90 days	90 days